Discontinued Operation - Schedule of Disposal Financial Position (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disposal Financial Position [Abstract]
Cash		¥ 1,271,738
Inventories		852,604
Prepaid expenses and other current assets		2,732,684
Total current assets		4,857,026
Property and equipment, net		25,884,026
Intangible assets, net		36,482,168
Operating lease right-of-use assets		63,641,599
Other non-current assets		4,561,539
Total non-current assets		130,569,332
Total assets		135,426,358
Accounts payable		5,074,452
Amount due to related party		1,002,196
Operating Lease liabilities-current		11,043,233
Other current liabilities		46,438,123
Total current liabilities		63,558,004
Operating Lease liabilities-non current		54,029,794
Other non-current liabilities		259,578
Total non-current liabilities		54,289,372
Total liabilities		¥ 117,847,376